Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Pensions and other post-employment benefits	3.4. Pensions and other post-employment benefits
Accounting policies
Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. Nokia’s defined benefit plans comprise pension schemes as well as other benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose Nokia to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/
compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal and economic requirements in each country as well as the impact of global events. The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.
The costs of defined benefit plans are assessed using the projected unit credit method. The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities most closely matching expected payouts of benefits. The plan assets are measured at fair value at the reporting date. Qualifying insurance contracts included within pension plan assets are measured at fair value based upon the actuarial valuation of the underlying insured liability. The liability or asset recognized in the statement of financial position is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets adjusted for effects of any asset ceiling.
Actuarial valuations for defined benefit plans are performed annually or when a material plan amendment, curtailment or settlement occurs. Service cost related to employees’ service in the current period and past service cost resulting from plan amendments and curtailments, as well as gains and losses on settlements, are presented in cost of sales, research and development expenses or selling, general and administrative expenses. Net interest and pension plan administration costs that are not considered in determining the return on plan assets are presented in financial income and expenses. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized in other comprehensive income.
Remeasurements are not reclassified to profit or loss in subsequent periods.
In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the plan. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.
Defined benefit plans
Nokia’s most significant defined benefit plans are in the United States, Germany, and the United
Kingdom. Together, they account for 91% of Nokia’s total defined benefit obligation (92% in 2024)
and 89% of Nokia’s total fair value of plan assets (91% in 2024).
Summary of defined benefit balances at 31 December

EURm	Defined benefit obligation	Fair value of plan assets	Effects of asset ceiling	Net defined benefit balance
2025
United States, Pension	(8 971)	13 748	—	4 777
United States, OPEB	(1 228)	600	—	(628)
Germany	(1 891)	1 292	—	(599)
United Kingdom	(494)	697	—	203
Other	(1 209)	1 978	(89)	680
Total	(13 793)	18 315	(89)	4 433
2024
United States, Pension	(10 688)	16 188	—	5 500
United States, OPEB	(1 393)	701	—	(692)
Germany	(1 959)	1 240	—	(719)
United Kingdom	(529)	736	—	207
Other	(1 220)	1 858	(85)	553
Total	(15 789)	20 723	(85)	4 849
Funded status of defined benefit obligation:

EURm	2025	2024
Wholly funded	10 834	12 665
Partly funded	2 142	2 252
Unfunded	817	872
Total	13 793	15 789
United States
Nokia has significant defined benefit pension plans and a significant post-employment welfare benefit plan (OPEB) providing post-employment healthcare benefits and life insurance coverage in the United States.
Defined Benefit Pension Plans
The defined benefit pension plans include both traditional service-based programs and cash-
balance plans. Salaried, non-union-represented employees are covered by a cash-balance program.
All other legacy programs, including legacy service-based programs, were frozen by 31 December
2009. For former employees who, when actively employed, were represented by a union, Nokia maintained two defined benefit pension plans, both of which are traditional service-based programs. On 31 December 2021, these two plans were merged. On 31 December 2025, the remaining service-based plan for former union-represented employees was merged into the service-based plan for non-union-represented employees.
Other Post-Employment Benefit Plan
The other post-employment benefit plan provides welfare benefits for certain retired former employees. Pursuant to an agreement with the Communications Workers of America (CWA) and the
International Brotherhood of Electrical Workers (IBEW) unions, Nokia provides post-employment healthcare benefits and life insurance coverage for employees formerly represented by these two unions. That agreement was renewed in 2020, and the contract expires on 31 December 2027.
On 1 October 2024, Nokia transferred investment management operations for US Pension, OPEB and 401(k) assets to Mercer Investments LLC in an Outsourced Investment Management (OCIO)
transaction.
Germany
Nokia maintains two primary plans in Germany which cover the majority of active employees: the cash-balance plan Beitragsorientierter Altersversorgungs Plan (BAP) for the Group’s Nokia
employees and a similar cash-balance program (AVK Basis-/Matchingkonto) for the Group’s former
Alcatel-Lucent employees. Individual benefits are generally dependent on eligible compensation levels, ranking within the Group and years of service. These plans are partially funded defined benefit pension plans, the benefits being subject to a minimum return guaranteed by the Group.
The funding vehicle for the BAP is the NSN Pension Trust e.V. The trust is legally separate from the
Group and manages the plan assets in accordance with the respective trust agreements.
All other plans have been frozen or closed in prior years and replaced by the cash-balance plans.
Benefits are paid in annual installments, as monthly retirement pension, or as a lump sum on retirement in an amount equal to accrued pensions and guaranteed interest.
United Kingdom
Nokia maintains one primary plan in the UK, “Nokia Retirement Plan for former NSN & ALU employees”, which is the result of the 2019 merger of the legacy Nokia plan where the plan was merged and members’ benefits were transferred to the legacy Alcatel-Lucent plan. The combined plan consists of both money purchase sections with Guaranteed Minimum Pension (GMP) underpin and final salary sections. All final salary sections are closed to future benefit accrual: the legacy
Nokia plan closed on 30 April 2012 and the legacy Alcatel-Lucent plan on 30 April 2018. Individual benefits for final salary sections are dependent on eligible compensation levels and years of service. For the money purchase sections with GMP underpin, individual benefits are dependent on the greater of the value of GMP at retirement date and the pension value resulting from the individual’s invested funds. Nokia engages the services of an external trustee service provider to manage all investments for the combined pension plan. During 2024, Nokia completed a risk transfer buy-out in the amount of EUR 178 million, with insurer Aviva, for certain beneficiaries whose liability was covered by an existing insurance agreement.
In June 2025, the UK Government announced it would legislate a remedy for affected defined benefit pension schemes, with regard to the implications of the ruling by the High Court in June
2023, and the dismissal of appeal by the Court of Appeal in July 2024, in the case of Virgin Media
Limited v NTL Pension Trustees II Ltd. Nokia’s UK Pension Trustee awaits further developments that may impact this position from pending cases in UK courts that are expected in 2026. As of 31
December 2025, management has not identified any benefit uncertainties for which the potential impact would need to be considered.
Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling limitation for the years ended 31 December

Defined benefit obligation	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	(10 688)	(1 393)	(3 708)	(15 789)	(11 325)	(1 471)	(4 072)	(16 868)
Current service cost	(80)	—	(59)	(139)	(86)	—	(62)	(148)
Interest expense	(483)	(66)	(134)	(683)	(509)	(67)	(142)	(718)
Past service cost	(6)	—	(22)	(28)	(12)	—	7	(5)
Settlements(1)	—	—	—	—	—	—	178	178
Total	(569)	(66)	(215)	(850)	(607)	(67)	(19)	(693)
Remeasurements:
(Loss)/gain from change in demographic assumptions	—	—	(2)	(2)	114	17	32	163
(Loss)/gain from change in financial assumptions	(217)	(31)	148	(100)	463	62	88	613
Experience gain/(loss)	48	(10)	(6)	32	94	27	(13)	108
Total	(169)	(41)	140	(70)	671	106	107	884
Translation differences	1 227	161	62	1 450	(664)	(87)	(32)	(783)
Contributions from plan participants	—	(78)	(4)	(82)	—	(76)	(4)	(80)
Benefits paid	1 228	200	215	1 643	1 237	212	272	1 721
Acquisitions through business combinations	—	—	(84)	(84)	—	—	—	—
Other	—	(11)	—	(11)	—	(10)	40	30
Total	2 455	272	189	2 916	573	39	276	888
31 December	(8 971)	(1 228)	(3 594)	(13 793)	(10 688)	(1 393)	(3 708)	(15 789)
Weighted average duration of the defined benefit obligation (in years)	7.3	8.0	9.5	7.9	9.1	10.3	10.1	9.5
(1)In 2024, the settlement relates to the transfer of a liability in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK.

Fair value of plan assets	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	16 188	701	3 834	20 723	16 285	675	3 954	20 914
Interest income	743	32	138	913	755	30	133	918
Administrative expenses and interest on asset ceiling	(21)	—	(5)	(26)	(18)	—	(5)	(23)
Settlements(1)	—	—	—	—	—	—	(183)	(183)
Total	722	32	133	887	737	30	(55)	712
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(65)	28	85	48	(576)	50	44	(482)
Total	(65)	28	85	48	(576)	50	44	(482)
Translation differences	(1 859)	(79)	(47)	(1 985)	990	41	41	1 072
Contributions:
Employers	25	4	26	55	27	3	25	55
Plan participants	—	78	4	82	—	76	4	80
Benefits paid	(1 228)	(200)	(143)	(1 571)	(1 237)	(212)	(179)	(1 628)
Acquisitions through business combinations	—	—	73	73	—	—	—	—
Section 420 transfer(2)	(35)	35	—	—	(38)	38	—	—
Other	—	1	2	3	—	—	—	—
Total	(3 097)	(161)	(85)	(3 343)	(258)	(54)	(109)	(421)
31 December	13 748	600	3 967	18 315	16 188	701	3 834	20 723
(1)In 2024, the settlement primarily relates to transfer of assets in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK.
(2)Refer to the Future cash flows section below for description of Section 420 transfers.

The impact of the asset ceiling limitation	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	—	—	(85)	(85)	—	—	(87)	(87)
Interest expense	—	—	(1)	(1)	—	—	(1)	(1)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	—	—	(2)	(2)	—	—	6	6
Translation differences	—	—	(1)	(1)	—	—	(3)	(3)
31 December	—	—	(89)	(89)	—	—	(85)	(85)

Net balances	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
31 December	4 777	(628)	284	4 433	5 500	(692)	41	4 849
Consisting of:
Net pension assets	4 993	—	1 387	6 380	5 749	—	1 183	6 932
Net pension liabilities	(216)	(628)	(1 103)	(1 947)	(249)	(692)	(1 142)	(2 083)
Recognized in the income statement(1)

EURm	2025	2024	2023
Current service cost(2)	139	148	157
Past service cost(2)	28	5	6
Net interest(3)	(203)	(176)	(187)
Settlements(2)	—	5	(7)
Total	(36)	(18)	(31)
(1)In 2024 and 2023, amounts comprise both continuing and discontinued operations.
(2)Amounts related to continuing operations are presented in operating expenses within the income statement.
(3)Amounts related to continuing operations are presented in financial income within the income statement.
Recognized in other comprehensive income

EURm	2025	2024	2023
Return on plan assets, excluding amounts included in interest income	48	(482)	(76)
(Loss)/gain from change in demographic assumptions	(2)	163	55
(Loss)/gain from change in financial assumptions	(100)	613	(301)
Experience gain/(loss)	32	108	(26)
Change in asset ceiling, excluding amounts included in interest expense	(2)	6	5
Total	(24)	408	(343)
Actuarial assumptions and sensitivity analysis
Actuarial assumptions
The discount rates and mortality tables used for the significant plans:

	Discount rate		Mortality table
	2025	2024	2025
United States(1)	5.0%	5.3%	Pri-2012 w/MP-2020 Mortality projection scale
Germany	3.9%	3.4%	Heubeck 2018G
United Kingdom(2)	5.7%	5.6%	CMI 2023
Total weighted average for all countries	4.8%	4.9%
(1)Mortality tables remain unchanged in the US. 2024 and 2025 mortality assumption includes an adjustment based upon actual experience.
(2)Mortality tables for United Kingdom have been adjusted with 1.5% long-term rate of improvement.
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.
The principal actuarial weighted average assumptions used for determining the defined benefit obligation and sensitivity of the defined benefit obligation to changes in these assumptions:

	2025	2024	Change in assumption	Increase in assumption(1) EURm	Decrease in assumption(1) EURm
Discount rate for determining present values	4.8%	4.9%	1.0%	990	(1 154)
Pension growth rate	2.1%	2.1%	1.0%	(206)	167
Inflation rate	2.3%	2.0%	1.0%	(222)	203
Life expectancy	87-88 yrs	86-88 yrs	1 year	(555)	524
(1)Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.
Sensitivity analysis
When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation is calculated using the projected unit credit method. The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant and may not be representative of the actual impact of changes. If more than one assumption is changed simultaneously, the combined impact of changes would not necessarily be the same as the sum of the individual changes. If the assumptions change to a different level compared with that presented, the effect on the defined benefit obligation may not be linear. Increases and decreases in the principal assumptions, which are used in determining the defined benefit obligation, do not have a symmetrical effect on the defined benefit obligation primarily due to the compound interest effect created when determining the net present value of the future benefit.
Key source of estimation uncertainty
The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of Nokia’s post-employment healthcare plans are maintained. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow.
Investment strategies
The overall pension investment objective of Nokia is to preserve or enhance the defined benefit pension plans’ funded status through the implementation of an investment strategy that maximizes return within the context of minimizing funded status risk. In formulating the asset allocation for the plans, multiple factors are considered, including, but not limited to, the long-term risk and return expectations for a variety of asset classes as well as current and multi-year projections of the defined benefit pension plans’ demographics, benefit payments, contributions and funded status. Local trustee boards are responsible for conducting Asset-Liability Management
(ALM) studies, when appropriate; overseeing the investment of plan assets; and monitoring and managing associated risks under company oversight and in accordance with local law. The results of the ALM framework are implemented on a plan level.
Nokia’s pension investment managers may use derivative financial instruments including futures contracts, forward contracts, options and interest rate swaps to manage market risk. The performance and risk profile of investments is regularly monitored on a standalone basis as well as in the broader portfolio context. One risk is a decline in the plan’s funded status as a result of the adverse performance of plan assets and/or defined benefit obligations. The application of the ALM study focuses on minimizing such risks.
United States plan assets
The majority of Nokia’s United States pension plan assets are held in a master pension trust. The
OPEB plan assets are held in two separate trusts. The Pension & Benefits Investment Committee formally approves the target asset allocation following the proposal by Nokia’s OCIO provider. The overall United States pension plan asset portfolio, at 31 December 2025, reflects a balance of investments split of approximately 63% insurance contracts, 32% short-term investments and 5%
other assets.
In November 2025, the Group entered into a buy-in transaction with a third party insurer to de-risk
EUR 8.9 billion of pension exposure in the US defined benefit pension scheme. The transaction was fully funded from existing assets with no additional employer contributions required. Nokia retains the pension liability, however this transaction transfers certain investment and longevity risks to the insurer, enhancing the stability of the funding status and protection of Nokia US pension plan member benefits further securing the plan’s ability to meet its future liabilities to plan participants.
The recognition of the insurance policy as a qualifying plan asset resulted in a gain of approximately
EUR 236 million recognized in other comprehensive income.
Disaggregation of plan assets

	2025				2024
EURm	Quoted	Unquoted	Total	% of total assets	Quoted	Unquoted	Total	% of total assets
Equity securities	1 097	—	1 097	6%	1 055	—	1 055	5%
Fixed income securities	2 101	145	2 246	13%	14 721	142	14 863	72%
Insurance contracts(1)	—	9 211	9 211	50%	—	648	648	3%
Real estate	—	528	528	3%	—	860	860	4%
Short-term investments	4 801	—	4 801	26%	945	—	945	5%
Private equity and other	106	326	432	2%	103	2 249	2 352	11%
Total	8 105	10 210	18 315	100%	16 824	3 899	20 723	100%
(1)In 2025, insurance contracts include a EUR 8.7 billion qualifying insurance contract related to the US buy-in transaction.
Most short-term investments including cash, equities and fixed-income securities have quoted market prices in active markets. Equity securities represent investments in equity funds and direct investments, which have quoted market prices in an active market. Fixed income securities represent direct investments in government and corporate bonds, as well as investments in bond funds, which have quoted market prices in an active market. Insurance contracts are customary pension insurance contracts structured under domestic law in the respective countries. Real estate investments are investments in commercial properties or real estate funds, which invest in a diverse range of real estate properties. Private equity and other investments include investments in private equity limited partnerships and absolute return investments in hedge funds.
Short-term investments are liquid assets or cash, which are being held for a short period of time, with the primary purpose of controlling the tactical asset allocation. Private equity net asset values
(NAVs) are determined by the asset managers based on inputs such as operating results, discounted future cash flows and market-based comparable data. Assets invested in alternative asset classes such as private equity, real estate and absolute return are measured using latest available valuations provided by the asset managers, reviewed by Nokia and adjusted for subsequent cash flows.
Future cash flows
Contributions
Group contributions to the pension and other post-employment benefit plans are made to facilitate future benefit payments to plan participants. The funding policy is to meet minimum funding requirements as set forth in the employee benefit and tax laws, as well as any such additional amounts as Nokia may determine appropriate. Contributions are made to benefit plans for the sole benefit of plan participants. Employer contributions expected to be paid in 2026 total EUR 54 million.
United States
Funding methods
Funding requirements for the United States qualified defined benefit pension plan is determined by the applicable statutes, namely the Employee Retirement Income Security Act of 1974 (ERISA), the
Internal Revenue Code of 1986, and regulations issued by the Internal Revenue Service (IRS). In determining funding requirements, ERISA allows assets to be either fair value or an average value over a period of time; and liabilities to be based on spot interest rates or average interest rates over a period of time. For the non-represented and formerly represented defined benefit pension plan, Nokia does not foresee any future funding requirement for regulatory funding purposes, given the plan asset allocation and the level of assets compared to liabilities.
Post-employment healthcare benefits for both non-represented and formerly union represented retirees are capped for those who retired after 28 February 1990. The benefit obligation associated with this group of retirees is 96% of the total United States retiree healthcare obligation at 31 December 2025. The US government’s Medicare program is the primary payer for those aged 65 and older.
Section 420 transfers
Section 420 of the U.S. Internal Revenue Code (Section 420) allows for the transfer of pension assets in excess of specified thresholds above the plan’s funding obligation (excess pension assets)
to a retiree health benefits account, a retiree life insurance account, or both, maintained within the pension plan and to use the assets in such accounts to pay for, or to reimburse the employer for the cost of providing applicable health or life insurance benefits, each as defined in Section 420, for retired employees, and with respect to health benefits, their spouses and dependents. Employers making such transfers are required to continue to provide healthcare benefits or life insurance coverage, as the case may be, for a certain period of time (cost maintenance period) at levels prescribed by regulations. Pursuant to Section 420, Nokia has transferred EUR 35 million during
2025 (EUR 38 million in 2024). Section 420 is currently set to expire on 31 December 2032.
Benefit payments
The following table summarizes expected benefit payments from the defined benefit pension plans and other post-employment benefit plans until 2035. Actual benefit payments may differ from expected benefit payments.

	US Pension			US OPEB		Other countries	Total
EURm	Management	Occupational	Supplemental plans	Formerly union represented	Non-union represented
2026	1 057	—	23	41	55	344	1 520
2027	990	—	23	38	55	315	1 421
2028	928	—	22	77	55	320	1 402
2029	868	—	21	70	55	436	1 450
2030	812	—	20	63	56	348	1 299
2031–2035	3 288	—	86	230	272	1 826	5 702
Benefits are paid from plan assets where there is sufficient funding available to the plan to cover the benefit obligation. Any payments in excess of the plan assets are paid directly by Nokia. Direct benefit payments expected to be paid in 2026 total EUR 103 million.